UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.2%
$ 150	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 140,777
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,015	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	6/12 at 100.00	A3	1,015,152
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
1,065	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	769,356
	Bonds, Series 2007A-1, 5.750%, 6/01/47
2,980	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	1,912,057
	Bonds, Series 2007A-2, 0.000%, 6/01/37
5,210	Total Consumer Staples			3,837,342
	Education and Civic Organizations – 6.2%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	3,308,130
	2008A, 5.625%, 4/01/37
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	45,310
	2005A, 5.000%, 10/01/35
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,011,880
	2002A, 5.500%, 10/01/32
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	37,637
45	5.000%, 11/01/25	11/15 at 100.00	A2	47,245
250	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	N/R	251,375
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	5/12 at 101.00	BBB	1,000,690
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
5,375	Total Education and Civic Organizations			5,702,267
	Health Care – 12.7%
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A2	237,019
	San Diego, Series 2011, 5.250%, 8/15/41
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,586,032
	5.250%, 11/15/46 (UB)
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA–	1,575,555
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	5/12 at 100.00	A–	1,501,245
	Mission Community Hospital, Series 2001, 5.375%, 11/01/26
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	561,633
	Series 2001C, 5.250%, 8/01/31
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic	6/12 at 100.00	BBB+	1,883,271
	Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	602,591
	2008A, 8.250%, 12/01/38
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,080,409
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	722,950
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	867,136
	2011, 6.500%, 1/01/41
11,320	Total Health Care			11,617,841
	Housing/Multifamily – 1.3%
375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	379,121
	Series 2010A, 6.400%, 8/15/45
750	California Statewide Communities Development Authority, Student Housing Revenue Bonds,	8/12 at 100.00	Baa1	771,885
	EAH-East Campus Apartments, LLC-UC Irvine Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,125	Total Housing/Multifamily			1,151,006
	Housing/Single Family – 0.1%
75	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	75,044
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.2%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	1,124,529
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
	Minimum Tax)
	Long-Term Care – 2.7%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A–	1,518,000
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
1,000	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	977,290
	Project, Series 2007, 5.250%, 12/01/27
2,500	Total Long-Term Care			2,495,290
	Tax Obligation/General – 36.4%
750	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	799,470
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,777,595
2,500	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	2,576,700
6,225	Escondido Union High School District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,477,877
	Refunding Bonds, Series 2009B, 0.000%, 8/01/36 – AGM Insured
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	Aa2	1,031,280
	2002A, 5.000%, 8/01/21 – FGIC Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	BBB	3,887,633
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	BBB	1,412,583
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	BBB	1,870,479
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	BBB	1,795,121
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1997C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	862,476
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	892,188
5,500	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	689,480
	District 2007-1 General Obligation Bonds, Series 2011B, 0.000%, 8/01/46
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	106,033
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	3,460,373
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	1,095,535
	2008 Series 2009B, 0.000%, 8/01/44
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2	1,615,860
	Series 2003E, 5.250%, 7/01/24 – AGM Insured
26,655	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,202,065
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/46
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AA	2,783,256
	2005A, 5.000%, 9/01/26 – AGM Insured
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA–	1,905,700
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured
77,205	Total Tax Obligation/General			33,241,704
	Tax Obligation/Limited – 20.7%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	N/R	823,820
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	A2	3,424,370
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	1,054,350
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,662,990
	2009I-1, 6.375%, 11/01/34
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	121,112
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	327,236
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
135	Community Development Commission, California, National City National City Redevelopment Project	8/21 at 100.00	A–	153,374
	2011 Tax Allocation Bonds, 6.500%, 8/01/24
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	1,001,450
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana California Redevelopment Agancy, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	270,267
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	241,175
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	54,770
130	5.125%, 9/01/36	9/16 at 100.00	N/R	122,282
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	205,557
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	54,831
	Project, Series 2011, 6.750%, 9/01/40
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,304,303
	Ranch, Series 2004A, 5.625%, 8/15/34
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
50	6.000%, 9/01/33	No Opt. Call	N/R	50,396
100	6.125%, 9/01/41	No Opt. Call	N/R	100,824
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	420,092
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	166,115
	2011A, 5.750%, 9/01/30
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	97,630
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
30	Riverside County, California, Redevelopment Agency Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	31,912
	Bonds Series B, 6.500%, 10/01/25
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	131,764
	8/01/25 – AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	668,059
	5.400%, 11/01/20 – NPFG Insured
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	27,376
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33	2/21 at 100.00	BBB	27,558
30	7.000%, 8/01/41	2/21 at 100.00	BBB	32,690
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	586,378
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,357,090
	6/01/21 – NPFG Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	BBB	985,640
	5.000%, 4/01/25 – NPFG Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	41,510
	7.000%, 10/01/26
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	938,530
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	387,180
	7.500%, 9/01/39
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	75,216
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
18,215	Total Tax Obligation/Limited			18,947,847
	Transportation – 1.4%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/12 at 100.00	BBB–	962,343
	1995A, 5.000%, 1/01/35
335	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/12 at 100.00	A+	335,023
	Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative
	Minimum Tax)
1,485	Total Transportation			1,297,366
	U.S. Guaranteed – 4.7% (4)
800	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	877,656
2,000	North Orange County Community College District, California, General Obligation Bonds, Series	8/12 at 101.00	AA (4)	2,075,920
	2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – NPFG Insured
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded	11/12 at 100.00	A (4)	1,041,970
	11/01/12) – FGIC Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	275,051
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
4,025	Total U.S. Guaranteed			4,270,597
	Utilities – 6.8%
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	11/20 at 100.00	AA–	1,090,840
	2011A, 5.500%, 11/01/41
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A–	622,664
	2007A, 5.500%, 11/15/37
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	211,054
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	3,799,392
	Series 2008B, 0.000%, 9/01/23
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	201,197
	9/01/31 – SYNCORA GTY Insured
275	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%,	No Opt. Call	A2	275,030
	1/01/12 – NPFG Insured
9,935	Total Utilities			6,200,177
	Water and Sewer – 2.5%
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	153,885
	5.000%, 4/01/36 – NPFG Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	264,018
	2006, 5.000%, 12/01/31 – FGIC Insured
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	A	833,638
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	1,004,200
	Project, Series 2003, 5.625%, 7/01/43
2,225	Total Water and Sewer			2,255,741
$ 139,710	Total Investments (cost $87,786,370) – 100.9%			92,216,751
	Floating Rate Obligations – (1.7)%			(1,540,000)
	Other Assets Less Liabilities – 0.8%			678,495
	Net Assets – 100%			$ 91,355,246

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$92,216,751	$—	$92,216,751

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $86,236,256.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$5,902,445
Depreciation	(1,466,400)
Net unrealized appreciation (depreciation) of investments	$4,436,045

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012